Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

	Payments due by years
($000s)	Total	2025	2026-27	2028-29	2030-31
2022 Secured Note - interest	131,049	21,044	42,088	42,088	25,829
2023 Secured Note - interest	111,286	37,951	28,058	28,058	17,219
Capital expenditure obligations	7,600	7,600	-	-	-
Flow-through share expenditures	19,757	19,757	-	-	-
Mineral interests	9,223	817	1,634	3,386	3,386
Lease obligation	2,612	762	880	820	150
	281,527	87,931	72,660	74,352	46,585

In 2022, the Company entered into a Facilities Agreement with BC Hydro covering the design and construction of facilities by BC Hydro to supply construction phase hydro-sourced electricity to the KSM project. On March 21, 2024, and again subsequent to the year end on January 8, 2025, the Company signed amendments to the Facilities Agreement with BC Hydro.

Based on the amended Facilities Agreement, the cost to complete the construction is estimated to be $86.2 million of which the Company has paid $46.8 million to BC Hydro and of the remaining balance, $7.6 million was paid subsequent to the year-end, and the difference is due to be paid in April and July 2025 in the amounts of $24.4 million and $7.4 million, respectively. In addition, the Facilities Agreement requires $74.7 million in security or cash from the Company for BC Hydro system reinforcement which is required to make the power available, of which the Company has paid $59.7 million to BC Hydro and of the remaining balance, $8.0 million was paid subsequent to the year-end, and $7.0 million is scheduled to be paid in July 2025. The $74.7 million system reinforcement security will be forgiven annually, typically over a period of less than 8 years, based on project power consumption.

Prior to its maturity, the 2022 Secured Note bears interest at 6.5%, or US$14.6 million per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares.

Prior to its maturity, the 2023 Secured Note bears interest at 6.5% or US$9.8 million per annum, payable quarterly in arrears. Payment of quarterly interest due from the closing date to the second anniversary is deferred and US$21.5 million must be paid on or before 30 months after the closing date. Ongoing quarterly interest can be satisfied by way of cash, common shares or increasing the NSR percentage from 1 to 1.2%. Refer to Note 11 for details on the secured note liabilities.